COST OF REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cost Of Sales [Abstract]
Raw materials, auxiliary materials, subcontractors (including changes in inventories)	$ 2,538	$ 1,767	$ 2,173
Payroll and related expenses (including share-based payment)	1,806	1,956	1,749
Shipping	443	500	386
Depreciation and amortization	255	190	124
Other	684	589	547
Cost of revenues	$ 5,726	$ 5,002	$ 4,979